CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities arising from financing activities:
Beginning period	S/ 6,316,488	S/ 6,716,595	S/ 6,131,901
Received	284,944	0	2,018,216
Paid	(405,860)	(276,283)	(2,017,571)
Exchange difference	(159,195)	(268,075)	511,998
Others	156,322	144,251	72,051
Ending Period	6,192,699	6,316,488	6,716,595
Subordinated Bonds [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	5,738,414	6,061,301	5,381,323
Received	284,944	0	2,018,216
Paid	(222,900)	(94,700)	(1,835,056)
Exchange difference	(150,568)	(253,293)	475,132
Others	30,230	25,106	21,686
Ending Period	5,680,120	5,738,414	6,061,301
Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	578,074	655,294	750,578
Received	0	0	0
Paid	(182,960)	(181,583)	(182,515)
Exchange difference	(8,627)	(14,782)	36,866
Others	126,092	119,145	50,365
Ending Period	S/ 512,579	S/ 578,074	S/ 655,294